Other Receivables	12 Months Ended
Jan. 31, 2023
Other Receivables
Other Receivables

Note 6 – Other Receivables

	January 31,	January 31,
	2023	2022
Net working capital adjustments receivable from acquisitions	384	309
Other receivables	11,274	13,766
	11,658	14,075

Other receivables include receivables related to sales and use taxes, income taxes, non-trade receivables and contract assets. At January 31, 2023, $0.4 million ($0.3 million as at January 31, 2022) of the net working capital adjustments receivable from acquisitions is recoverable from amounts held in escrow related to the respective acquisitions.